Loans and Advances to Banks - Parent	12 Months Ended
Dec. 31, 2021
Santander UK Group Holdings plc
Net Loans And Advances To Banks [Line Items]
Loans and Advances to Banks	LOANS AND ADVANCES TO BANKSLoans and advances to banks principally comprise amounts due from Santander UK group undertakings. The fair values of loans and advances to banks are equal to their carrying amounts. In 2021 and 2020, there were no material expected credit losses. All of our senior debt issued out of Santander UK Group Holdings plc is downstreamed to our principal operating company Santander UK plc.